SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue recognition:
Recognition period of maintenance revenues ratably over the term of the agreement	1 year
Accounting for stock-based compensation:
Excess tax benefit from equity-based compensation	$ 121	$ 189	$ 40
Derivatives and hedging: [Line Items]
Net losses recognized in financial income, net	(201)	21	53
Addition payments of severance cost	0
Basic and diluted net income (loss) per share:
Weighted average number of anti-dilutive options excluded from the computation of earnings per share	1,888,768	1,714,765	2,718,673
Severance pay:
Severance pay expense	594	423	730
Designated as hedging instruments [Member]
Derivatives and hedging: [Line Items]
Notional amount	6,300	0
Forward and Option Contracts [Member] | Not designated as hedging instruments [Member]
Derivatives and hedging: [Line Items]
Fair value of derivative contracts	$ 196	$ 0